Expenses by Nature - Schedule of Expenses by Nature (Details)		12 Months Ended
		Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Expenses by Nature [Line Items]
Total Cost of revenue		RM 26,045,710	$ 5,827,433	RM 10,207,774
Total Selling and promotion expenses		208,618	46,676	434,345
Total General and administrative expenses		6,099,464	1,364,685	1,475,338
Total of cost of revenue, selling and promotion, and general and administrative expenses		32,353,792	7,238,794	12,117,457
Construction cost [Member]
Schedule of Expenses by Nature [Line Items]
Total Cost of revenue		2,170,000	485,513	6,041,901
Depreciation and amortization [Member]
Schedule of Expenses by Nature [Line Items]
Total Cost of revenue	[1]	229,365	51,318	24,888
Total General and administrative expenses	[1]	583,049	130,450	274,545
Consulting fees [Member]
Schedule of Expenses by Nature [Line Items]
Total Cost of revenue	[2]	6,667,000	1,491,666	2,330,000
Vegetable costs [Member]
Schedule of Expenses by Nature [Line Items]
Total Cost of revenue		16,838,559	3,767,437	934,681
Planting related costs [Member]
Schedule of Expenses by Nature [Line Items]
Total Cost of revenue		59,280	13,263	499,744
Wages and benefits [Member]
Schedule of Expenses by Nature [Line Items]
Total Cost of revenue	[3]	81,506	18,236	376,560
Total General and administrative expenses	[3]	1,128,559	252,502	315,762
Sponsorship expenses [Member]
Schedule of Expenses by Nature [Line Items]
Total Selling and promotion expenses		22,575	5,051	53,121
Marketing fees [Member]
Schedule of Expenses by Nature [Line Items]
Total Selling and promotion expenses		186,043	41,625	381,224
Director fee [Member]
Schedule of Expenses by Nature [Line Items]
Total General and administrative expenses	[3],[4]	1,000,000	223,739	120,000
Professional fees [Member]
Schedule of Expenses by Nature [Line Items]
Total General and administrative expenses		2,955,710	661,307	503,556
Commission paid [Member]
Schedule of Expenses by Nature [Line Items]
Total General and administrative expenses		145,674	32,592	161,129
Office expenses [Member]
Schedule of Expenses by Nature [Line Items]
Total General and administrative expenses		274,610	61,441	98,567
Others [Member]
Schedule of Expenses by Nature [Line Items]
Total General and administrative expenses		RM 11,862	$ 2,654	RM 1,779

[1]	Depreciation and amortization
[2]	The consulting fees mainly comprise design fees of CEA vertical farms, and consultation service fees on operating and managing the CEA vertical farms.
[3]	Staff costs
[4]	During the year ended December 31, 2023, the director of the Company, which is also a shareholder of the Company, was entitled to an annual salary of MYR 120,000 of which the director waived to receive and was accordingly treated as a contribution by a shareholder.